Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of the following:

	September 30,	December 31,
	2022	2021
Raw materials	$71,064	$51,292
Finished goods	1,388,207	82,621
Less: Provision for impairment	-	-
Total, net	$1,459,271	$133,913

The Company did not recognize a loss from inventory impairment for the nine months ended September 30, 2022, and 2021.

NOTE 4 – INVENTORIES

Inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$51,292	$48,524
Finished goods	82,621	111,547
Impairment	-	(12,800)
Total, net	$133,913	$147,271